UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06.30.11

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005



Form 13F File Number: 28-14205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   07.29.11
[Signature]        [City, State]   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.



[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:None

[If there are no entries in this list, omit this section.]
Form 13F File Number
28-14205




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: 361,214

 (thousands (x$1000))

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
APPLE INC			COM		 037833100	7601		22645	  SH		SOLE			   		    22645
ARCHER DANIELS MIDLAND CO	COM		 039483102	1697		56300	  SH		SOLE					    56300
AKAMAI TECHNOLOGIES INC		COM		 00971T101	3780		120100	  SH		SOLE			   		    120100
ALPHA NATRUAL RESOURCES INC	COM		 02076X102	1704		37500	  SH		SOLE					    37500
AEROPOSTALE			COM		 007865108	1554		88800	  SH		SOLE					    88800
GENERAL CABLE CORP DEL NEW	COM		 369300108	1065		25000	  SH		SOLE					    25000
BANK NOVA SCOTIA HALIFAX	COM		 064149107	1504		25000	  SH		SOLE					    25000
CBOE HLDGS INC			COM		 12503M108	768		31200	  SH		SOLE					    31200
CLIFFS NATURAL RESOURCES INC	COM		 18683K101	1733		18750	  SH		SOLE					    18750
CANADIAN NAT RES LTD		COM		 136385101	1988		47500	  SH		SOLE					    47500
CREE INC			COM		 225447101	1976		58825	  SH		SOLE					    58825
DISNEY WALT CO			COM DISNEY	 254687106	2198		56300	  SH		SOLE					    56300
EXELON CORP			COM		 30161N101	536		12500	  SH		SOLE			   		    12500
FLUOR CORP NEW			COM		 343412102	1067		16500	  SH		SOLE					    16500
FOSTER WHEELER AG		COM		 H27178104	1519		50000	  SH		SOLE					    50000
GOOGLE INC			CL A		 38259P508	4778		9435	  SH		SOLE					    9435
HEALTH NET INC			COM		 42222G108	1203		37500	  SH		SOLE					    37500
HEWLETT PACKARD CO		COM		 428236103	5405		148500	  SH		SOLE					    148500
HARRIS CORP DEL			COM		 413875105	563		12500     SH		SOLE			   		    12500
INTERNATIONAL BUSINESS MACHS	COM		 459200101	1287		7500	  SH		SOLE					    7500
IROBOT CORP			COM		 462726100	226		6400	  SH		SOLE					    6400
LONGTOP FINL TECHNOLOGIES LT	ADR		 54318P108	819		43250	  SH		SOLE			   		    43250
MOSAIC CO NEW			COM		 61945C103	1815		26800	  SH		SOLE					    26800
MARVELL TECHNOLOGY GROUP LTD	ORD		 G5876H105	1200		81250	  SH		SOLE					    81250
NORTHERN TR CORP		COM		 665859104	1505		32750	  SH		SOLE			   		    32750
NVIDIA CORP			COM		 67066G104	1028		64500	  SH		SOLE					    64500
NYSE EURONEXT			COM		 629491101	1285		37500	  SH		SOLE					    37500
RESEARCH IN MOTION LTD		COM		 760975102	721		25000	  SH		SOLE					    25000
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	173069		1311430	  SH		SOLE			   		    1311430
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	132800		1000000	  SH	PUT	SOLE			   		    1000000
YAHOO INC			COM		 984332106	2820		187500	  SH		SOLE					    187500